Income Taxes Expenses - Changes in valuation allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes Expenses
Balance at the beginning of the year	$ 47,480,257	$ 46,633,652	$ 40,330,804
Movement	1,123,504	1,233,292	6,305,253
Tax loss carry forwards expired	(233,447)	(386,687)	(2,405)
Balance at the end of the year	$ 48,370,314	$ 47,480,257	$ 46,633,652